Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000274034
Shareholder Report [Line Items]
Fund Name	Billionaires Club ETF
Trading Symbol	CLUB
Security Exchange Name	NYSEArca
Additional Information Phone Number	888-853-3623
Additional Information Website	https://billionairesclubetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Billionaires Club ETF	$5	0.75%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on May 5, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.75% [1]
AssetsNet	$ 12,479,508
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,138
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,479,508
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$3,138
Portfolio Turnover Rate	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	2.8%
Health Care	2.8%
Materials	3.9%
Industrials	5.9%
Consumer Staples	6.2%
Financials	9.5%
Communications	14.3%
Consumer Discretionary	26.2%
Technology	28.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Dell Technologies, Inc., Class C	6.2%
SoftBank Group Corporation	4.3%
Oracle Corporation	3.9%
ArcelorMittal S.A.	3.9%
Warner Music Group Corporation, Class A	3.5%
Kering S.A.	3.5%
Tesla, Inc.	3.4%
Microsoft Corporation	3.4%
Industria de Diseno Textil S.A.	3.4%
Broadcom, Inc.	3.4%

[1]	Annualized